CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,325	¥ 60,846	¥ 177,372
Restricted cash			505
Short-term investments	22,735	148,344	86,362
Accounts receivable, net	46,720	304,845	538,537
Receivables due from related parties	15	98	4,615
Prepayments and other current assets	2,501	16,319	41,852
Total current assets	81,296	530,452	849,243
Non-current assets:
Property and equipment, net	604	3,941	15,964
Intangible assets, net	72	471	356
Equity method investments	2,498	16,300	41,861
Deferred tax assets			3,391
Operating lease right-of-use assets, net	4,194	27,365
Total non-current assets	7,368	48,077	61,572
Total assets	88,664	578,529	910,815
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 139.34 million and RMB 64.64 million as of December 31, 2019 and 2020, respectively)	9,907	64,641	139,336
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 34.58 million and RMB 32.75 million as of December 31, 2019 and 2020, respectively)	6,985	45,580	50,721
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 32.44 million and RMB 17.21 million as of December 31, 2019 and 2020, respectively)	2,885	18,824	35,341
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 8.16 million and RMB 18.85 million as of December 31, 2019 and 2020, respectively)	2,889	18,849	8,161
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB 0.55 million as of December 31, 2019 and 2020, respectively)	84	548
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 15.30 million and RMB 8.22 million as of December 31, 2019 and 2020, respectively)	2,079	13,560	33,308
Operating lease liabilities(including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB 15.13 million as of December 31, 2019 and 2020, respectively)	2,319	15,132
Total current liabilities	27,148	177,134	266,867
Non-current liabilities:
Operating lease liabilities(including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB 12.43 million as of December 31, 2019 and 2020, respectively)	1,904	12,426
Total non-current liabilities	1,904	12,426
Total liabilities	29,052	189,560	266,867
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	312,750	2,040,693	2,000,267
Treasury stock (US$ 0.0001 par value; 2,561,468 shares and 15,557,593 shares as of December 31, 2019 and 2020, respectively)	(2,158)	(14,081)	(2,333)
Accumulated deficit	(251,124)	(1,638,581)	(1,358,350)
Accumulated other comprehensive loss	(1,210)	(7,897)	(3,054)
Total 36Kr Holdings Inc.'s shareholders' equity	58,363	380,821	637,209
Non-controlling interests	1,249	8,148	6,739
Total shareholders' equity	59,612	388,969	643,948
Total liabilities and shareholders' equity	88,664	578,529	910,815
Class A ordinary shares
Shareholders' equity
Ordinary shares	95	621	613
Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 10	¥ 66	¥ 66